INCOME TAXES (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014
Income Taxes [Line Items]
Income Tax Expense (Benefit)	$ 343,512	$ 68,214	$ 480,414	$ 205,116	$ 312,046	$ 3,545
Operating Loss Carryforwards					$ 109,162
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	23.10%	17.60%	21.90%	17.60%	16.50%	16.50%
Capital Lease Obligations, Current	$ 348,329		$ 348,329		$ 499,929	$ 0
Operating Leases, Rent Expense, Net	$ 103,144	$ 61,268	$ 308,400	$ 170,844	219,183	79,116
Deferred Tax Assets, Operating Loss Carryforwards, Domestic					37,115	27,513
Deferred Tax Assets, Valuation Allowance					$ 37,115	$ 0	$ 37,115